Investments in Unconsolidated Companies	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
Investments in Unconsolidated Companies
Investments in Unconsolidated Companies
We have equity interests in unconsolidated joint ventures that develop, own and operate rental properties and hold land for development.
Combined summarized financial information for the unconsolidated companies as of December 31, 2010 and 2009, and for the years ended December 31, 2010, 2009 and 2008, are as follows (in thousands):

	2010	2009	2008
Rental revenue	$228,378	$254,787	$250,312
Net income	$19,202	$9,760	$40,437

Land, buildings and tenant improvements, net	$1,687,228	$2,072,435
Construction in progress	120,834	128,257
Undeveloped land	177,473	176,356
Other assets	242,461	260,249
	$2,227,996	$2,637,297

Indebtedness	$1,082,823	$1,319,696
Other liabilities	66,471	75,393
	1,149,294	1,395,089
Owners’ equity	1,078,702	1,242,208
	$2,227,996	$2,637,297

Dugan generated $42.5 million in revenues and $6.4 million of net income in the six months of 2010 prior to its July 1 consolidation. Dugan generated $85.7 million and $90.3 million of revenues and $12.5 million and $16.8 million of net income during 2009 and 2008, respectively, and had total assets of $649.3 million as of December 31, 2009.
Our share of the scheduled principal payments of long term debt for the unconsolidated joint ventures for each of the next five years and thereafter as of December 31, 2010 are as follows (in thousands):

Year	Future Repayments

2011	$72,349
2012	3,710
2013	70,522
2014	30,157
2015	57,486
Thereafter	127,614
$361,838